Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Inflation Linked Bond Fund
Entity Central Index Key	0001553197
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
American Funds Inflation Linked Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class A
Trading Symbol	BFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 5.62% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class A (with sales charge) *	2.99%	(0.11) %	2.39%
American Funds Inflation Linked Bond Fund — Class A (without sales charge) *	5.62%	0.40%	2.65%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds Inflation Linked Bond Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class C
Trading Symbol	BFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.76% for the year ended November 30, 2025.
That
result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class C (with sales charge) *	3.76%	(0.32) %	2.07%
American Funds Inflation Linked Bond Fund — Class C (without sales charge) *	4.76%	(0.32) %	2.07%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors canno
t invest
directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts
and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these in strum
ents.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts
and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these in strum
ents.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds Inflation Linked Bond Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class T
Trading Symbol	TILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 5.90% for the year ended November 30, 2025. That result compares with a 5.74%
gain
for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class T (with sales charge) 2	3.27%	0.18%	2.49%
American Funds Inflation Linked Bond Fund — Class T (without sales charge) 2	5.90%	0.70%	2.79%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	1.92%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	2.92%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/o
r expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in
certain
types of future delivery contracts and swa
ps
remained high,
an
d accordingly, the fund enhanced its disclosure regarding its use of these instrume nts.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in
certain
types of future delivery contracts and swa
ps
remained high,
an
d accordingly, the fund enhanced its disclosure regarding its use of these instrume nts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds Inflation Linked Bond Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-1
Trading Symbol	BFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.59% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class F-1 *	5.59%	0.38%	2.65%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds Inflation Linked Bond Fund - Class F2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-2
Trading Symbol	BFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.79% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class F-2 *	5.79%	0.66%	2.93%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds Inflation Linked Bond Fund - Class F3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-3
Trading Symbol	FILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.99% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class F-3 2	5.99%	0.78%	2.88%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	1.98%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	2.92%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
American Funds Inflation Linked Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-A
Trading Symbol	CNLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.67% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class 529-A (with sales charge) *	3.03%	(0.09) %	2.41%
American Funds Inflation Linked Bond Fund — Class 529-A (without sales charge) *	5.67%	0.41%	2.67%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
American Funds Inflation Linked Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-C
Trading Symbol	CNLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 147	1.44%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.68% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class 529-C (with sales charge) *	3.68%	(0.38) %	2.28%
American Funds Inflation Linked Bond Fund — Class 529-C (without sales charge) *	4.68%	(0.38) %	2.28%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
American Funds Inflation Linked Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-E
Trading Symbol	CNLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 5.32% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class 529-E *	5.32%	0.18%	2.43%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
American Funds Inflation Linked Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-T
Trading Symbol	TLIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.73% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-T (with sales charge) 2	3.11%	0.10%	2.42%
American Funds Inflation Linked Bond Fund — Class 529-T (without sales charge) 2	5.73%	0.62%	2.72%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	1.92%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	2.92%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds Inflation Linked Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CNLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.80% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed
to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class 529-F-1 *	5.80%	0.57%	2.84%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares .
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high,
and
accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high,
and
accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F1
American Funds Inflation Linked Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.90% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-2 2	5.90%	0.67%	0.97%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	(0.11) %
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	1.64%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
American Funds Inflation Linked Bond Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FLIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.87% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was
additive to returns.
Conversely, sector allocation
decisions
detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-3 2	5.87%	0.71%	1.00%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	(0.11) %
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	1.64%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since
December 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
During the reporting period, the
fund’s
investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the
fund’s
investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since
December 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
American Funds Inflation Linked Bond Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-1
Trading Symbol	RILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.93% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest
rate
positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions
detracted
from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-1 *	4.93%	(0.32) %	1.90%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Enhanced Prospectus Disclosure
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Operating Expense Ratio Change
The total annual operating expense ratio for Class R-1 shares decreased from 1.41% to 1.33% during the reporting period. This decrease was primarily due to a reduction in distribution services (12b-1) fees.

Material Fund Change Expenses [Text Block]
Operating Expense Ratio Change
The total annual operating expense ratio for Class R-1 shares decreased from 1.41% to 1.33% during the reporting period. This decrease was primarily due to a reduction in distribution services (12b-1) fees.

Material Fund Change Risks Change [Text Block]
Enhanced Prospectus Disclosure
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds Inflation Linked Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-2
Trading Symbol	RILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 139	1.36%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.86% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-2 *	4.86%	(0.30) %	1.93%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds Inflation Linked Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-2E
Trading Symbol	RILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 5.11% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-2E *	5.11%	(0.04) %	2.24%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds Inflation Linked Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-3
Trading Symbol	RILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.29% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-3 *	5.29%	0.12%	2.37%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds Inflation Linked Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-4
Trading Symbol	RILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.59% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-4 *	5.59%	0.41%	2.68%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds Inflation Linked Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-5E
Trading Symbol	RILHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.85% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-5E *	5.85%	0.62%	2.89%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds Inflation Linked Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-5
Trading Symbol	RILEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.91% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-5 *	5.91%	0.72%	2.98%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds Inflation Linked Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-6
Trading Symbol	RILFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.98% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-6 *	5.98%	0.78%	3.03%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 01, 2024
Net Assets	$ 14,104,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since
December 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since
December 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6